Investments Securities (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Individual securities, Less than 12 months, Fair Value	$ 7,496	$ 30,474	$ 15,994
Individual securities, Less than 12 months, Gross Unrealized Losses	9	32	2
Individual securities, 12 months or more, Fair Value	0	0	0
Individual securities, 12 months or more, Gross Unrealized Losses	0	0	0
Individual securities, Total, Fair Value	7,496	30,474	15,994
Individual securities, Total, Gross Unrealized Losses	9	32	2
US Government Agencies [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Individual securities, Less than 12 months, Fair Value	7,496	26,477	15,994
Individual securities, Less than 12 months, Gross Unrealized Losses	9	29	2
Individual securities, 12 months or more, Fair Value	0	0	0
Individual securities, 12 months or more, Gross Unrealized Losses	0	0	0
Individual securities, Total, Fair Value	7,496	26,477	15,994
Individual securities, Total, Gross Unrealized Losses	9	29	2
U.S.Government treasuries [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Individual securities, Less than 12 months, Fair Value	0	3,997
Individual securities, Less than 12 months, Gross Unrealized Losses	0	3
Individual securities, 12 months or more, Fair Value	0	0
Individual securities, 12 months or more, Gross Unrealized Losses	0	0
Individual securities, Total, Fair Value	0	3,997
Individual securities, Total, Gross Unrealized Losses	0	3
Collateralized Mortgage Backed Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Individual securities, Less than 12 months, Fair Value	0	0	0
Individual securities, Less than 12 months, Gross Unrealized Losses	0	0	0
Individual securities, 12 months or more, Fair Value	0	0	0
Individual securities, 12 months or more, Gross Unrealized Losses	0	0	0
Individual securities, Total, Fair Value	0	0	0
Individual securities, Total, Gross Unrealized Losses	0	0	0
Mutual Funds [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Individual securities, Less than 12 months, Fair Value	0
Individual securities, Less than 12 months, Gross Unrealized Losses	0
Individual securities, 12 months or more, Fair Value	0
Individual securities, 12 months or more, Gross Unrealized Losses	0
Individual securities, Total, Fair Value	0
Individual securities, Total, Gross Unrealized Losses	$ 0